Long-term Debt - Summary of Details of Tranches of Senior Notes Listed on the Euro MTF Market (Detail) ₨ in Millions, £ in Millions	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 GBP (£)	Mar. 31, 2023 EUR (€)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about borrowings [line items]
Outstanding	$ 6,443,600,000	₨ 529,471.2			₨ 576,219.0
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member]
Disclosure of detailed information about borrowings [line items]
Outstanding		414,983.4			470,502.5
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	July 2021
Currency	EUR
Initial Principal amounts		500.0
Outstanding Principal amounts		500.0
Outstanding		₨ 40,807.5			37,567.2
Interest rate	5.50%	5.50%	5.50%	5.50%
Redeemable on	July 2029
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	July 2021
Currency	EUR
Initial Principal amounts		₨ 500.0
Outstanding Principal amounts		500.0
Outstanding		₨ 44,439.8			41,894.3
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	July 2028
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.625% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2013
Currency	USD
Initial Principal amounts | $	$ 500,000,000
Outstanding Principal amounts | $	$ 500,000,000
Outstanding		₨ 0.0			37,769.2
Interest rate	5.625%	5.625%	5.625%	5.625%
Redeemable on	February 2023
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 3.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	February 2015
Currency	GBP
Initial Principal amounts | £			£ 400
Outstanding Principal amounts | £			£ 400
Outstanding		₨ 0.0			39,715.3
Interest rate	3.875%	3.875%	3.875%	3.875%
Redeemable on	March 2023
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 2.200% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	January 2017
Currency	EUR
Initial Principal amounts | €				€ 650,000,000
Outstanding Principal amounts | €				€ 650,000,000
Outstanding		₨ 58,069.0			54,727.3
Interest rate	2.20%	2.20%	2.20%	2.20%
Redeemable on	January 2024
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2017
Currency	USD
Initial Principal amounts | $	$ 500,000,000
Outstanding Principal amounts | $	$ 500,000,000
Outstanding		₨ 40,863.9			37,617.3
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	March 2027
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 4.500% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2018
Currency	EUR
Initial Principal amounts | €				€ 500,000,000
Outstanding Principal amounts | €				€ 500,000,000
Outstanding		₨ 31,090.9			35,370.2
Interest rate	4.50%	4.50%	4.50%	4.50%
Redeemable on	January 2026
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	EUR
Initial Principal amounts | €				€ 500,000,000
Outstanding Principal amounts | €				€ 500,000,000
Outstanding		₨ 44,568.9			41,981.2
Interest rate	5.875%	5.875%	5.875%	5.875%
Redeemable on	November 2024
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 6.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	November 2019
Currency	EUR
Initial Principal amounts | €				€ 500,000,000
Outstanding Principal amounts | €				€ 500,000,000
Outstanding		₨ 45,007.7			42,561.9
Interest rate	6.875%	6.875%	6.875%	6.875%
Redeemable on	November 2026
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 7.750% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	October 2020
Currency	USD
Initial Principal amounts | $	$ 700,000,000
Outstanding Principal amounts | $	$ 700,000,000
Outstanding		₨ 57,153.3			52,552.8
Interest rate	7.75%	7.75%	7.75%	7.75%
Redeemable on	October 2025
Jaguar Land Rover Automotive Plc [Member] | Luxembourg Stock Exchange [Member] | 5.875% senior notes [Member]
Disclosure of detailed information about borrowings [line items]
Issued on	December 2020
Currency	USD
Initial Principal amounts | $	$ 650,000,000
Outstanding Principal amounts | $	$ 650,000,000
Outstanding		₨ 52,982.4			₨ 48,745.8
Interest rate	5.875%	5.875%	5.875%	5.875%
Redeemable on	January 2028